Debtors (Detail) - Summary of Debtors - GBP (£)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables, Net, Current [Abstract]
Trade debtors	£ 9,732,164	£ 8,911,840	£ 5,821,677
Amounts owed by the groups associates and joint ventures	5,569,209	5,771,802	4,669,533
Deferred tax asset	5,218,041	4,104,324	2,770,219
Prepayments and accrued income	18,893,658	13,929,657	11,187,743
Corporation tax repayable	53,261	0	12,557
Deferred consideration receivable		0	0
Other debtors	8,525,058	4,285,775	4,594,370
Total	£ 47,991,391	£ 37,003,398	£ 29,056,099